U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

April 17, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hotchkis & Wiley Funds (the “Trust”)
Securities Act Registration No: 333-68740
Investment Company Registration No: 811-10487

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 58 under the 1940 Act), for the purpose of introducing a new series, the Hotchkis & Wiley International Small Cap Diversified Value Fund. Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective on July 1, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6316.

Sincerely,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
For U.S. Bank Global Fund Services

Enclosures